Note 18 - Subsequent Events (Details Textual)			1 Months Ended			2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 25, 2019 USD ($) $ / shares	Jan. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Jan. 31, 2019 USD ($)	Feb. 27, 2019	Mar. 28, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 24, 2019 shares	Oct. 31, 2018 USD ($)
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement								1,869,400	671,253
Weighted average exercise price of share options granted in share-based payment arrangement								$ 14.16	$ 10.22
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement						3	1,629,250
Weighted average exercise price of share options granted in share-based payment arrangement							$ 14.60
Agreement with Ipsen [member]
Statement Line Items [Line Items]
Plan of arrangement, purchase price | $ / shares	$ 25
Plan of arrangement, contingent value right | $ / shares	$ 6
Plan of arrangement, maximum transaction value	$ 1,310,000,000
Plan of arrangement, termination fee payable in special circumstances	35,000,000
Plan of arrangement, estimated fess and costs	$ 25,700,000
Agreement with Ipsen [member] | Deferred share units (DSUs) [member]
Statement Line Items [Line Items]
Number of shares authorised | shares											39,225
Head office lease in Montreal, Quebec, Canada [member]
Statement Line Items [Line Items]
Lease termination fee, accrued								$ 62,000				$ 62,000
Head office lease in Montreal, Quebec, Canada [member] | Entering into significant commitments or contingent liabilities [member]
Statement Line Items [Line Items]
Lease annual payment		$ 400,000
Head office lease in Montreal, Quebec, Canada [member] | Ordinary transactions [member]
Statement Line Items [Line Items]
Payments for lease termination fee					$ 62,000
Office space in Newton Massachusetts [member] | Entering into significant commitments or contingent liabilities [member]
Statement Line Items [Line Items]
Lease annual payment				$ 465,000
Lease monthly payment			$ 50,000